Concentration (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Concentration
Schedule of revenue and accounts receivable
	Percentage of Revenue		Percentage of
	For the Six Months Ended		Accounts Receivable
	June 30		June 30	December 31
	2024	2023	2024	2023
Customer A	19.36%	-	-
Customer B	17.56%	-	17.00%	-
Customer C	13.97%	-	13.52%	-
Customer D	25.08%	-	24.28%	39.77%
Customer E	-	-	15.08%	53.82%
Customer F	-	53.01%	-	-
Customer G	-	41.35%	-	-
Total (as a group)	75.97%	94.35%	69.87%	93.60%

	Percentage of Revenue		Percentage of
	For Years ended		Accounts Receivable
	December 31,		December 31,
	2023	2022	2023	2022

Customer A	32.65%	-	39.78%	-
Customer B	44.19%	-	53.82%	-
Customer C	-	19.61%	-	-
Customer D	-	19.61%	-	-
Customer E	-	17.17%	-	-
Total (as a group)	76.84%	56.39%	93.60%	-

Schedule of Purchase and accounts payable
	Percentage of Purchase		Percentage of
	For the Six Months Ended		Accounts Payable
	June 30		June 30	December 31
	2024	2023	2024	2023
Supplier A	15.77%	80.44%	-	-
Supplier B	-	19.56%	-	-
Supplier C	59.35%	-	-	-
Total (as a group)	75.11%	100.00%	-	-

	Percentage of Purchase		Percentage of
	For Years ended		Accounts Payable
	December 31,		December 31,
	2023	2022	2023	2022
Supplier A	77.01%	96.67%	-	-

Total (as a group)	77.01%	96.67%	-	-